Intangible Assets, Net (Details 2) $ in Thousands	Dec. 31, 2016 USD ($)
Intangible Assets, Net/Goodwill [Abstract]
2017	$ 3,536
2018	2,785
2019	1,012
2020	937
2021	767
Thereafter	1,389
Total	$ 10,426